RELATED PARTY BALANCES AND TRANSACTIONS - Major Transactions With Related Parties (Details) - Related Party [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amounts of transaction	¥ 28,633	¥ 30,789	¥ 23,583
Cloud services from Tencent Group | Tencent Group [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amounts of transaction	22,375	26,256	18,119
Online payment clearing services from Tencent Group | Tencent Group [Member]
RELATED PARTY BALANCES AND TRANSACTIONS
Related party amounts of transaction	¥ 6,258	¥ 4,533	¥ 5,464